Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2010 Portfolio	Apr. 30, 2025
VIP Freedom 2010 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	5.38%
Past 5 years	3.51%
Past 10 years	4.64%
VIP Freedom 2010 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	5.26%
Past 5 years	3.40%
Past 10 years	4.54%
VIP Freedom 2010 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	5.06%
Past 5 years	3.26%
Past 10 years	4.38%
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%
IXWFS
Average Annual Return:
Past 1 year	5.78%
Past 5 years	3.34%
Past 10 years	4.47%